Intangible asset (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Begining Balance	¥ 9	¥ 0
Additions		9
Ending Balance	9	9
Accumulated amortization
Begining Balance	2	0
Amortization	1	2
Ending Balance	3	2
Intangible asset, net	¥ 6	¥ 7